Finance Revenue and Costs (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Disclosure of detailed information about borrowings [line items]
Amortization of deferred financing costs	$ 395	$ 368
Finance costs	2,520	4,256
Interest paid	1,918	3,664
Long-term borrowings [member]
Disclosure of detailed information about borrowings [line items]
Interest on borrowings	1,597	3,211
Borrowing base facility [member]
Disclosure of detailed information about borrowings [line items]
Interest on borrowings	317	427
Lease obligations [member]
Disclosure of detailed information about borrowings [line items]
Interest on borrowings	$ 211	$ 250